UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01608

Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 2/28/19

Item 1. Schedule of Investments.

FRANKLIN HIGH INCOME TRUST

Statement of Investments, February 28, 2019 (unaudited)
Franklin High Income Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 1.6%
Energy 1.5%
[a] Birch Permian Holdings Inc	United States	1,413,995	$16,260,942
[a] Chaparral Energy Inc., A	United States	43,062	232,535
[a,b] Chaparral Energy Inc., A, 144A	United States	5,033	27,178
[a] Contura Energy Inc.	United States	30,901	1,903,502
[a] Contura Energy Inc., wts., 7/26/23	United States	5,033	125,825
[a,c] Goodrich Petroleum Corp	United States	1,564,885	20,296,558
[a] Halcon Resources Corp	United States	1,889,580	2,834,370
[a] Halcon Resources Corp., wts., 9/09/20	United States	145,844	2,917
[a] Midstates Petroleum Co. Inc	United States	8,543	73,811
[a,d] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	82,587	1
[a,d,e] Nine Point Energy LLC	United States	433,273	39
[a] Riviera Resources Inc	United States	156,119	2,321,490
[a] Roan Resources Inc	United States	156,119	1,213,045
[a,c] Titan Energy LLC	United States	289,137	14,457
			45,306,670
Materials 0.0%†
[a] Verso Corp., A	United States	83,362	1,638,064
[a] Verso Corp., wts., 7/25/23	United States	8,775	34,661
			1,672,725
Transportation 0.1%
[a] CEVA Logistics AG.	Switzerland	108,515	3,266,919
Total Common Stocks and Other Equity Interests
(Cost $168,110,946)			50,246,314

Management Investment Companies (Cost $60,341,310)
2.0%
Diversified Financials 2.0%
iShares iBoxx $ High Yield Corp. Bond ETF.	United States	722,543	61,958,062
Convertible Preferred Stocks (Cost $7,552,087) 0.3%
Energy 0.3%
[a,d,e] Nine Point Energy Holdings Inc., cvt. pfd	United States	8,080	8,864,597

		Principal
		Amount*

Convertible Bonds (Cost $7,530,521) 0.3%
Energy 0.3%
[c,f] Goodrich Petroleum Corp., senior secured note, second lien, PIK, cvt.,
13.50%, 8/30/19	United States	$8,250,000	8,469,838
Corporate Bonds 92.8%
Automobiles & Components 0.1%
The Goodyear Tire & Rubber Co., senior bond, 5.00%, 5/31/26	United States	4,400,000	4,191,000
Banks 1.7%
CIT Group Inc.,
senior bond, 5.00%, 8/15/22	United States	3,850,000	3,984,750
senior note, 5.25%, 3/07/25.	United States	8,200,000	8,589,500
[g] JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	15,000,000	15,505,725
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	9,900,000	9,900,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Banks (continued)
Royal Bank of Scotland Group PLC,
sub. note, 6.125%, 12/15/22	United Kingdom	$4,000,000	$4,216,380
sub. note, 5.125%, 5/28/24	United Kingdom	10,000,000	10,131,350
			52,327,705
Capital Goods 6.8%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	13,000,000	12,606,834
[b] BBA U.S. Holdings Inc., senior note, 144A, 5.375%, 5/01/26	United States	9,800,000	10,008,250
[b] Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	14,400,000	13,459,500
[b] BWX Technologies Inc., senior note, 144A, 5.375%, 7/15/26	United States	8,500,000	8,712,500
[b] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	10,000,000	10,675,000
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	5,300,000	5,323,850
H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	19,700,000	19,576,875
[b] HD Supply Inc., senior note, 144A, 5.375%, 10/15/26	United States	14,900,000	15,198,000
[b] Jeld-Wen Inc.,
senior bond, 144A, 4.875%, 12/15/27	United States	7,800,000	7,244,250
senior note, 144A, 4.625%, 12/15/25	United States	7,600,000	7,172,500
[b] NCI Building Systems Inc., senior secured note, 144A, 8.00%, 4/15/26.	United States	18,000,000	17,055,000
[b] Resideo Funding Inc., senior note, 144A, 6.125%, 11/01/26	United States	9,300,000	9,555,750
[b] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	10,400,000	10,127,000
[b] TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	31,400,000	32,263,500
[b] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	29,500,000	29,685,850
			208,664,659
Commercial & Professional Services 2.2%
[d,h] Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	9,053,899	905
United Rentals North America Inc.,
senior bond, 5.75%, 11/15/24	United States	14,000,000	14,472,500
senior bond, 5.875%, 9/15/26	United States	4,600,000	4,726,500
senior bond, 5.50%, 5/15/27	United States	18,400,000	18,446,000
[b] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	34,900,000	29,000,504
			66,646,409
Consumer Durables & Apparel 2.6%
[b] Ashton Woods USA LLC, senior note, 144A, 6.75%, 8/01/25	United States	13,500,000	12,154,725
[b] Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	17,000,000	17,066,300
KB Home, senior note, 7.00%, 12/15/21	United States	5,000,000	5,306,250
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	12,000,000	11,535,000
[b] Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., senior
note, 144A, 5.625%, 3/01/24	United States	8,800,000	8,734,000
Weekley Homes LLC/Weekley Finance Corp., senior note, 6.625%, 8/15/25	United States	25,000,000	23,687,500
			78,483,775
Consumer Services 6.2%
[b] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 5.00%, 10/15/25	Canada	7,400,000	7,194,650
senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	16,100,000	15,708,207
[b] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	28,000,000	27,580,000
[b] Ascend Learning LLC, senior note, 144A, 6.875%, 8/01/25	United States	7,500,000	7,378,125
[b] Downstream Development Authority of the Quapaw Tribe of Oklahoma,
secured note, 144A, 10.50%, 2/15/23	United States	8,600,000	8,793,500
[b] Golden Nugget Inc.,
senior note, 144A, 6.75%, 10/15/24	United States	23,200,000	23,374,000
senior note, 144A, 8.75%, 10/01/25	United States	2,700,000	2,787,750

|2

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Services (continued)
[b] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	$13,600,000	$13,807,808
senior note, 144A, 5.25%, 6/01/26	United States	12,700,000	12,976,479
[b] MGM Growth Properties Operating Partnership LP/MGP Finance Co-
Issuer Inc., senior note, 144A, 5.75%, 2/01/27	United States	14,500,000	14,862,500
[b] Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior note,
144A, 7.00%, 7/15/26	Canada	11,000,000	11,283,910
[b] Studio City Finance Ltd., senior note, 144A, 7.25%, 2/11/24	Macau	23,200,000	23,661,680
[b] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A,
5.50%, 3/01/25	United States	20,000,000	19,981,000
			189,389,609
Diversified Financials 1.5%
[b] MSCI Inc., senior note, 144A, 5.375%, 5/15/27	United States	11,300,000	11,695,500
Navient Corp.,
senior note, 5.00%, 10/26/20	United States	7,200,000	7,281,000
senior note, 5.875%, 3/25/21	United States	5,000,000	5,112,500
senior note, 6.625%, 7/26/21	United States	5,300,000	5,492,125
senior note, 6.50%, 6/15/22.	United States	9,900,000	10,172,250
senior note, 7.25%, 9/25/23.	United States	5,980,000	6,189,300
			45,942,675
Energy 11.5%
[b] Aker BP ASA, senior note, 144A, 5.875%, 3/31/25	Norway	18,800,000	19,427,083
California Resources Corp.,
[b] secured note, second lien, 144A, 8.00%, 12/15/22	United States	13,382,000	10,722,328
senior bond, 6.00%, 11/15/24	United States	850,000	603,500
senior note, 5.50%, 9/15/21.	United States	411,000	330,855
Callon Petroleum Co., senior note, 6.375%, 7/01/26	United States	13,000,000	13,065,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note,
7.75%, 4/15/23	United States	22,700,000	19,692,250
Cheniere Corpus Christi Holdings LLC,
senior secured note, first lien, 7.00%, 6/30/24	United States	11,600,000	12,876,000
senior secured note, first lien, 5.875%, 3/31/25	United States	17,500,000	18,681,425
Cheniere Energy Partners LP,
[b] senior note, 144A, 5.625%, 10/01/26	United States	9,000,000	9,191,250
senior secured note, first lien, 5.25%, 10/01/25	United States	28,700,000	29,166,375
Chesapeake Energy Corp., senior note, 7.50%, 10/01/26	United States	18,400,000	18,262,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
senior note, 6.25%, 4/01/23.	United States	17,000,000	17,535,840
senior note, 5.75%, 4/01/25.	United States	15,000,000	15,173,438
CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%,
8/15/22	United States	12,900,000	11,577,750
[b] Diamondback Energy Inc., senior note, 144A, 4.75%, 11/01/24	United States	18,900,000	19,207,125
Energy Transfer LP,
senior secured bond, first lien, 5.875%, 1/15/24.	United States	13,000,000	13,975,000
senior secured bond, first lien, 5.50%, 6/01/27	United States	17,900,000	18,839,750
[b,f] EnQuest PLC, senior note, 144A, PIK, 7.00%, 4/15/22	United Kingdom	22,955,575	18,852,266
[c,d,f] Goodrich Petroleum Corp., senior secured note, second lien, PIK, 13.50%,
8/30/19	United States	2,884,370	2,963,264
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
7.25%, 2/15/21	United States	17,000,000	16,638,750
[b,f] Murray Energy Corp., secured note, 1.5 lien, 144A, PIK, 12.00%, 4/15/24	United States	18,290,148	8,303,727

|3

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
QEP Resources Inc.,
senior bond, 5.375%, 10/01/22	United States	$14,000,000	$13,807,500
senior note, 5.625%, 3/01/26	United States	10,700,000	10,084,750
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21.	United States	7,000,000	1,155,000
senior note, 6.125%, 1/15/23	United States	8,000,000	1,220,000
Sunoco LP/Sunoco Finance Corp.,
senior note, 4.875%, 1/15/23	United States	6,500,000	6,597,500
senior note, 5.50%, 2/15/26.	United States	8,000,000	7,966,400
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	5,300,000	4,452,000
senior note, 4.50%, 4/15/22.	United States	8,500,000	5,886,250
senior note, 8.25%, 6/15/23.	United States	9,600,000	6,888,000
			353,142,376
Food & Staples Retailing 0.3%
[b] Aramark Services Inc., senior bond, 144A, 5.00%, 2/01/28	United States	8,300,000	8,217,000
Food, Beverage & Tobacco 3.0%
B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	17,300,000	16,617,342
[b] Cott Holdings Inc., senior note, 144A, 5.50%, 4/01/25.	Canada	23,000,000	22,827,500
[b] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	10,900,000	10,981,750
senior note, 144A, 4.875%, 11/01/26	United States	17,700,000	17,810,625
[b] Post Holdings Inc., senior bond, 144A, 5.00%, 8/15/26	United States	23,000,000	22,223,750
			90,460,967
Health Care Equipment & Services 8.1%
[b] Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	17,300,000	17,689,250
[b] Centene Corp., senior note, 144A, 5.375%, 6/01/26	United States	23,550,000	24,492,000
CHS/Community Health Systems Inc.,
senior note, 6.875%, 2/01/22	United States	4,003,000	2,641,980
[b] senior note, 144A, 8.125%, 6/30/24	United States	13,747,000	11,410,010
senior secured note, 5.125%, 8/01/21.	United States	4,100,000	4,043,625
senior secured note, first lien, 6.25%, 3/31/23	United States	14,200,000	13,720,750
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	16,000,000	16,960,000
senior bond, 5.375%, 2/01/25	United States	7,000,000	7,277,830
senior bond, 5.875%, 2/01/29	United States	12,200,000	12,810,000
senior secured bond, first lien, 5.25%, 4/15/25	United States	11,000,000	11,671,817
[b] MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	20,000,000	20,161,000
[b] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	15,400,000	15,380,750
[b,f] Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	7,000,000	6,936,720
Tenet Healthcare Corp.,
senior note, 8.125%, 4/01/22	United States	12,000,000	12,855,000
senior note, 6.75%, 6/15/23.	United States	13,700,000	14,093,875
[b] senior note, second lien, 144A, 6.25%, 2/01/27	United States	15,000,000	15,459,375
senior secured note, first lien, 6.00%, 10/01/20	United States	6,700,000	6,934,500
WellCare Health Plans Inc.,
senior note, 5.25%, 4/01/25.	United States	27,500,000	28,179,250
[b] senior note, 144A, 5.375%, 8/15/26	United States	5,000,000	5,156,250
			247,873,982

|4

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Household & Personal Products 0.6%
[b] Prestige Brands Inc., senior note, 144A, 6.375%, 3/01/24	United States	$17,800,000	$17,978,000
Materials 11.9%
[f] ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg	14,000,000	14,105,000
[b] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note,
144A, 6.00%, 2/15/25	Luxembourg	10,000,000	9,900,000
[b] BWAY Holding Co.,
secured note, 144A, 5.50%, 4/15/24.	United States	5,000,000	4,948,400
senior note, 144A, 7.25%, 4/15/25	United States	31,900,000	30,384,750
[b] Cemex SAB de CV, senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	25,000,000	25,508,375
The Chemours Co.,
senior note, 6.625%, 5/15/23	United States	8,791,000	9,154,068
senior note, 5.375%, 5/15/27	United States	12,200,000	11,956,000
Crown Americas LLC/Crown Americas Capital Corp. VI, senior note, 4.75%,
2/01/26	United States	13,900,000	14,001,748
[b] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	21,700,000	21,211,750
[b] Element Solutions Inc., senior note, 144A, 5.875%, 12/01/25.	United States	20,000,000	20,337,600
[b] First Quantum Minerals Ltd.,
senior note, 144A, 7.00%, 2/15/21	Zambia	5,000,000	5,091,875
senior note, 144A, 7.25%, 4/01/23	Zambia	17,000,000	16,766,250
senior note, 144A, 6.875%, 3/01/26	Zambia	8,000,000	7,480,000
[b] Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note,
144A, 7.375%, 12/15/23	United States	16,500,000	16,603,125
[b] New Enterprise Stone & Lime Co., senior note, 144A, 6.25%, 3/15/26	United States	17,400,000	16,878,000
[b] New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	16,600,000	13,529,000
[b] Novelis Corp.,
senior bond, 144A, 5.875%, 9/30/26.	United States	12,700,000	12,414,250
senior note, 144A, 6.25%, 8/15/24	United States	11,000,000	11,106,590
[b] OCI NV, senior note, 144A, 6.625%, 4/15/23	Netherlands	9,600,000	9,948,000
[b] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	10,000,000	10,323,100
senior note, 144A, 5.875%, 8/15/23	United States	10,000,000	10,562,500
[b] Rain CII Carbon LLC / CII Carbon Corp., senior note, 144A, 7.25%, 4/01/25	United States	15,000,000	13,050,000
[b] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA,
senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	2,200,000	2,202,750
[i] senior secured note, first lien, 144A, FRN, 6.287%, (3-month USD LIBOR
+ 3.50%), 7/15/21.	United States	5,300,000	5,346,375
[b] Sealed Air Corp., senior bond, 144A, 5.50%, 9/15/25	United States	5,500,000	5,747,500
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	10,000,000	10,300,000
senior bond, 5.00%, 12/15/26	United States	15,000,000	15,300,000
Summit Materials LLC/Summit Materials Finance Corp., senior note, 8.50%,
4/15/22	United States	5,000,000	5,247,250
[b] SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
senior note, 144A, 7.50%, 6/15/25	United States	15,000,000	15,300,000
			364,704,256

|5

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media & Entertainment 11.4%
[b] Altice Luxembourg SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	$30,900,000	$30,861,375
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	22,800,000	22,678,932
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.125%, 2/15/23	United States	10,000,000	10,187,500
[b] senior bond, 144A, 5.375%, 5/01/25.	United States	12,000,000	12,315,000
[b] senior bond, 144A, 5.75%, 2/15/26	United States	10,200,000	10,595,658
[b] senior bond, 144A, 5.00%, 2/01/28	United States	10,000,000	9,650,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,500,000	3,591,875
senior note, 6.50%, 11/15/22	United States	6,500,000	6,678,750
senior sub. note, 7.625%, 3/15/20	United States	1,650,000	1,659,075
senior sub. note, 7.625%, 3/15/20	United States	14,000,000	14,059,500
[b] senior sub. note, 144A, 9.25%, 2/15/24.	United States	13,200,000	13,876,500
CSC Holdings LLC,
[b] senior bond, 144A, 5.50%, 4/15/27	United States	3,000,000	3,022,500
senior note, 6.75%, 11/15/21	United States	5,000,000	5,337,500
senior note, 5.25%, 6/01/24.	United States	28,000,000	28,060,480
[b] senior secured note, first lien, 144A, 5.50%, 5/15/26	United States	23,550,000	23,962,125
DISH DBS Corp.,
senior bond, 5.875%, 7/15/22	United States	10,000,000	9,587,500
senior bond, 5.00%, 3/15/23	United States	5,000,000	4,437,500
senior note, 5.875%, 11/15/24	United States	17,500,000	14,804,125
[b] Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27	United States	10,700,000	11,342,000
Netflix Inc.,
senior bond, 4.375%, 11/15/26	United States	15,700,000	15,101,516
senior bond, 4.875%, 4/15/28	United States	4,700,000	4,588,375
[b] senior bond, 144A, 5.875%, 11/15/28	United States	9,100,000	9,500,855
[b] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	12,800,000	12,736,000
[b] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	23,500,000	24,410,625
[b] Univision Communications Inc.,
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	5,000,000	4,550,000
senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	16,000,000	13,960,000
[b] Virgin Media Secured Finance PLC,
senior secured bond, 144A, 5.25%, 1/15/26	United Kingdom	10,000,000	10,012,500
senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	7,300,000	7,281,750
[b] WMG Acquisition Corp.,
secured note, 144A, 4.875%, 11/01/24	United States	2,600,000	2,593,500
secured note, first lien, 144A, 5.00%, 8/01/23	United States	8,500,000	8,553,125
			349,996,141
Pharmaceuticals, Biotechnology & Life Sciences 4.1%
Advanz Pharma Corp., senior secured note, first lien, 8.00%, 9/06/24.	Canada	7,106,000	6,799,554
[b] Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	27,000,000	29,160,000
[b] Bausch Health Cos. Inc.,
[j] senior note, 144A, 5.75%, 8/15/27	United States	2,300,000	2,325,875
senior bond, 144A, 6.125%, 4/15/25.	United States	6,800,000	6,562,000
senior note, 144A, 5.625%, 12/01/21	United States	2,846,000	2,852,048
senior note, 144A, 5.875%, 5/15/23	United States	2,000,000	1,997,500
senior note, first lien, 144A, 7.00%, 3/15/24	United States	4,200,000	4,436,250
[b,f] Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22	United States	14,200,000	14,271,000
[b] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	23,400,000	18,135,000
senior note, 144A, 6.00%, 7/15/23	United States	16,200,000	13,506,750

|6

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Horizon Pharma USA Inc., senior note, 6.625%, 5/01/23.	United States	$24,000,000	$24,840,000
			124,885,977
Real Estate 1.4%
CyrusOne LP/CyrusOne Finance Corp., senior note, 5.375%, 3/15/27	United States	9,400,000	9,588,000
[b] Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A,
7.875%, 11/15/25	United States	21,400,000	20,784,750
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	7,700,000	7,834,750
senior bond, 5.00%, 10/15/27	United States	3,700,000	3,681,500
			41,889,000
Retailing 0.9%
[b] Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	7,300,000	7,208,750
[b] PetSmart Inc.,
senior note, 144A, 7.125%, 3/15/23	United States	12,700,000	8,667,750
senior secured note, first lien, 144A, 5.875%, 6/01/25	United States	15,600,000	12,480,000
			28,356,500
Semiconductors & Semiconductor Equipment 0.8%
[b] Qorvo Inc., senior note, 144A, 5.50%, 7/15/26	United States	23,700,000	24,233,250
Software & Services 2.4%
[b] First Data Corp., secured note, second lien, 144A, 5.75%, 1/15/24	United States	30,000,000	31,075,200
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	29,000,000	29,682,080
[b] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	12,600,000	12,565,282
			73,322,562
Technology Hardware & Equipment 2.4%
[b] Blackboard Inc., secured note, second lien, 144A, 9.75%, 10/15/21	United States	34,410,000	25,218,229
[b] CommScope Finance LLC, senior secured note, first lien, 144A, 6.00%,
3/01/26	United States	15,000,000	15,393,750
[b] CommScope Inc., senior bond, 144A, 5.50%, 6/15/24	United States	7,000,000	6,746,250
[b] CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	10,200,000	9,664,500
[b] Dell International LLC/EMC Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	4,500,000	4,591,899
senior note, 144A, 7.125%, 6/15/24	United States	4,900,000	5,199,824
senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	5,400,000	5,731,834
			72,546,286
Telecommunication Services 5.9%
[b] Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	8,700,000	9,026,250
[b] Digicel Group One Ltd., senior secured note, first lien, 144A, 8.25%, 12/30/22.	Jamaica	7,720,000	5,191,700
[b] Digicel Group Two Ltd., senior note, 144A, 8.25%, 9/30/22	Bermuda	7,280,000	3,130,400
[b] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	22,000,000	18,093,350
[b] DKT Finance ApS, senior secured note, first lien, 144A, 9.375%, 6/17/23	Denmark	16,800,000	18,090,240
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	26,250,000	25,889,062
Sprint Communications Inc., senior note, 6.00%, 11/15/22	United States	6,500,000	6,610,500
Sprint Corp.,
senior note, 7.625%, 2/15/25	United States	20,000,000	21,000,000
senior note, 7.625%, 3/01/26	United States	15,300,000	15,912,000

|7

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Telecommunication Services (continued)
[b] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, senior secured bond,
first lien, 144A, 4.738%, 9/20/29	United States	$16,600,000	$16,670,799
T-Mobile USA Inc.,
senior bond, 6.375%, 3/01/25	United States	22,400,000	23,366,000
senior note, 6.00%, 4/15/24.	United States	8,500,000	8,850,625
senior note, 5.125%, 4/15/25	United States	9,000,000	9,261,563
			181,092,489
Transportation 1.8%
[b] Avolon Holdings Funding Ltd.,
senior note, 144A, 5.125%, 10/01/23	Ireland	9,700,000	9,857,625
[j] senior note, 144A, 5.25%, 5/15/24	Ireland	7,200,000	7,389,000
[b] DAE Funding LLC,
senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	16,000,000	15,900,000
senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	12,000,000	11,940,000
[b] Park Aerospace Holdings Ltd., senior note, 144A, 5.50%, 2/15/24	Ireland	8,900,000	9,222,625
			54,309,250
Utilities 5.2%
Calpine Corp.,
senior note, 5.375%, 1/15/23	United States	18,300,000	18,162,750
[b] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	5,000,000	5,112,500
Clearway Energy Operating LLC,
senior bond, 5.375%, 8/15/24	United States	16,000,000	15,760,000
senior bond, 5.00%, 9/15/26	United States	19,000,000	17,812,500
[b] senior note, 144A, 5.75%, 10/15/25	United States	11,200,000	11,046,000
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	23,600,000	21,240,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note,
8.625%, 6/15/20	United States	6,600,000	5,156,250
[b] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	5,800,000	5,249,000
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	35,450,000	31,763,200
[b] Vistra Operations Co. LLC, senior note, 144A, 5.625%, 2/15/27	United States	26,500,000	27,361,250
			158,663,450
Total Corporate Bonds (Cost $2,903,601,769)			2,837,317,318

		Shares

Escrows and Litigation Trusts 0.0%†
[a,d] Alpha Natural Resources Inc., Escrow Account	United States	25,000,000	—
[a,d] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow Account .	United States	25,000,000	—
[a,d] NewPage Corp., Litigation Trust	United States	30,000,000	—
[a,d] T-Mobile USA Inc., Escrow Account	United States	39,900,000	—
[a] Vistra Energy Corp., Escrow Account	United States	50,000,000	175,000
Total Escrows and Litigation Trusts (Cost $1,442,951)			175,000
Total Investments before Short Term Investments
(Cost $3,148,579,584)			2,967,031,129

|8

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
	Country	Shares	Value
Short Term Investments (Cost $70,081,531) 2.3%
Money Market Funds 2.3%
[k,l] Institutional Fiduciary Trust Money Market Portfolio, 2.06%	United States	70,081,531	$70,081,531
Total Investments (Cost $3,218,661,115) 99.3%			3,037,112,660
Other Assets, less Liabilities 0.7%			20,735,907
Net Assets 100.0%.			$3,057,848,567

See Abbreviations on page 13.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 28, 2019 , the aggregate value of these securities was $1,691,604,808, representing 55.3% of net assets.
cSee Note 4 regarding holdings of 5% voting securities.
dFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
eSee Note 3 regarding restricted securities.
fIncome may be received in additional securities and/or cash.
gPerpetual security with no stated maturity date.
hDefaulted security or security for which income has been deemed uncollectible.
iThe coupon rate shown represents the rate at period end.
jSecurity purchased on a when-issued basis.
kSee Note 5 regarding investments in affiliated management investment companies.
lThe rate shown is the annualized seven-day effective yield at period end.

|9

FRANKLIN HIGH INCOME TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or, as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a

|10

FRANKLIN HIGH INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. RESTRICTED SECURITIES

At February 28, 2019, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value
8,080	Nine Point Energy Holdings Inc., cvt. pfd	3/24/17	$7,552,087	$8,864,597
433,273	Nine Point Energy LLC	7/15/14 - 2/01/18	18,779,777	39
	Total Restricted Securities (Value is 0.3% of Net Assets)		$26,331,864	$8,864,636

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended February 28, 2019, investments in “affiliated companies” were as follows:

	Number of				Number of
	Shares/				Shares/
	Principal				Principal				Net Change in
	Amount Held				Amount Held	Value		Realized	Unrealized
	at Beginning	Gross		Gross	at End	at End	Investment	Gain	Appreciation
Name of Issuer	of Period	Additions		Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
							Dividends
Goodrich Petroleum Corp	1,564,885	—		—	1,564,885	$20,296,558	$—	$—	$—
Titan Energy LLC	289,137	—		—	289,137	14,457	—	—	(300,702)
						$20,311,015	$—	$—	$(300,702)

							Interest
Goodrich Petroleum Corp., senior secured
note, second lien, PIK, 13.50%, 8/30/19	1,829,041	1,055,329	[a]	—	2,884,370	2,963,264	237,015	—	(41,340)
Goodrich Petroleum Corp., senior secured
note, second lien, PIK, cvt., 13.50%,
8/30/19	8,250,000	—		—	8,250,000	8,469,838	835,313	—	(944,762)
						$11,433,102	$1,072,328	$—	$(986,102)
Total Affiliated Securities (Value is 1.0% of Net Assets)						$31,744,117	$1,072,328	$—	$(1,286,804)

[a]Gross addition was the result of various corporate actions.

|11

FRANKLIN HIGH INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended February 28, 2019, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 2.06%.	71,126,554	657,848,464	(658,893,487)	70,081,531	$70,081,531	$1,341,691	$ —	$ —

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of February 28, 2019, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Energy.	$29,045,688	$16,260,942	$8,864,637	$54,171,267
All Other Equity Investments.	66,897,706	—	—	66,897,706
Convertible Bonds	—	8,469,838	—	8,469,838
Corporate Bonds:
Commercial & Professional Services	—	66,645,504	905	66,646,409
Energy.	—	350,179,112	2,963,264	353,142,376
All Other Corporate Bonds	—	2,417,528,533	—	2,417,528,533
Escrows and Litigation Trusts	—	175,000	—[c]	175,000
Short Term Investments	70,081,531	—	—	70,081,531
Total Investments in Securities	$166,024,925	$2,859,258,929	$11,828,806	$3,037,112,660

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred stocks and management investment companies as well as other equity interests.
cIncludes securities determined to have no value at February 28, 2019.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

|12

FRANKLIN HIGH INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Currency	Selected portfolio
USD United States Dollar	ETF	Exchange Traded Fund
	FRN	Floating Rate Note
	LIBOR	London InterBank Offered Rate
	PIK	Payment-In-Kind

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|13

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  April 26, 2019

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

       Chief Accounting Officer

Date  April 26, 2019